Other operating expenses, net (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other operating expenses, net	R$ (213)	R$ (434)	R$ (168)
Tax Installments And Other Tax Risks [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses, net	(25)	(141)	27
Restructuring Expenses [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses, net	(374)	(315)	(263)
Gain On Disposal Of Property And Equipment [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses, net	186	23	57
Others [member]
IfrsStatementLineItems [Line Items]
Other operating expenses, net		R$ (1)	R$ 11